Average Annual Total Returns{- Fidelity Advisor Freedom® 2005 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2005 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	2.89%	5.51%	4.65%	1.36%	3.91%	3.30%	2.22%	3.86%	3.25%	5.10%	5.75%	4.63%	7.32%	5.98%	4.49%	9.50%	7.05%	5.54%	9.54%		8.24%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	9.18%	6.79%	5.81%

[1]	(a)Since inception October 2, 2018.